Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Loans from Related Parties		$ 798,020	$ 679,227	$ 446,799
Convertible Note WS - March 31, 2014 [Member]
Loans from Related Parties	[1]	157,500	157,500
Convertible Note WS - June 30, 2014 [Member]
Loans from Related Parties	[1]	110,741	110,741
Convertible Note WS - September 30, 2014 [Member]
Loans from Related Parties	[1]	98,575	98,575
Convertible Note WS - September 30, 2015 [Member]
Loans from Related Parties	[1]	316,046	316,046
WS Loans [Member]
Loans from Related Parties	[2]	$ 115,158	$ (3,635)

[1]	See Note 6 for details of Convertible notes.
[2]	From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.